UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
December 31, 2015

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 56.8%
Aerospace and Defense — 7.0%
HEICO Corp., Class A(1)	118,003	5,805,747
L-3 Communications Holdings, Inc.(1)	4,170	498,357
Precision Castparts Corp.(1)	31,173	7,232,448
Raytheon Co.(1)	1,311	163,259
Textron, Inc.(1)	9,440	396,574
Vectrus, Inc.(1)(2)	54,990	1,148,741
		15,245,126
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B(1)	4,090	393,581
Automobiles — 0.6%
Honda Motor Co., Ltd. ADR(1)	24,180	772,067
Toyota Motor Corp. ADR(1)	3,770	463,861
		1,235,928
Banks — 2.2%
Bank of America Corp.(1)	66,520	1,119,532
PNC Financial Services Group, Inc. (The)(1)	22,010	2,097,773
UMB Financial Corp.(1)	34,990	1,628,784
		4,846,089
Beverages — 4.0%
Brown-Forman Corp., Class B(1)	75,190	7,464,863
PepsiCo, Inc.(1)	13,509	1,349,819
		8,814,682
Chemicals — 0.3%
Air Products & Chemicals, Inc.(1)	4,865	632,985
Commercial Services and Supplies — 2.0%
ADT Corp. (The)(1)	9,315	307,209
Clean Harbors, Inc.(1)(2)	31,510	1,312,391
Republic Services, Inc.(1)	10,895	479,271
Tyco International plc(1)	74,649	2,380,557
		4,479,428
Communications Equipment — 0.1%
Cisco Systems, Inc.(1)	6,073	164,912
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.(1)	21,068	973,763
Electric Utilities — 3.6%
Edison International(1)	51,358	3,040,907
Empire District Electric Co. (The)	52,360	1,469,745
Westar Energy, Inc.(1)	72,349	3,068,321
Xcel Energy, Inc.(1)	5,902	211,941
		7,790,914
Electrical Equipment — 0.9%
Eaton Corp. plc(1)	5,110	265,924
Hubbell, Inc.	5,240	529,450
Rockwell Automation, Inc.(1)	12,139	1,245,583
		2,040,957
Energy Equipment and Services — 1.8%
FMC Technologies, Inc.(1)(2)	32,120	931,801

Frank's International NV(1)	15,530	259,196
Schlumberger Ltd.(1)	38,060	2,654,685
		3,845,682
Food and Staples Retailing — 2.7%
Sysco Corp.(1)	85,202	3,493,282
Wal-Mart Stores, Inc.(1)	38,140	2,337,982
		5,831,264
Food Products — 1.3%
General Mills, Inc.(1)	50,019	2,884,096
Gas Utilities — 2.1%
AGL Resources, Inc.(1)	5,090	324,793
Atmos Energy Corp.(1)	33,130	2,088,515
Laclede Group, Inc. (The)(1)	4,767	283,208
ONE Gas, Inc.(1)	39,767	1,995,110
		4,691,626
Health Care Equipment and Supplies — 3.5%
Baxter International, Inc.(1)	79,510	3,033,307
Medtronic plc(1)	25,510	1,962,229
Zimmer Biomet Holdings, Inc.(1)	25,100	2,575,009
		7,570,545
Health Care Providers and Services — 0.4%
Cardinal Health, Inc.(1)	3,991	356,277
Quest Diagnostics, Inc.(1)	7,367	524,088
		880,365
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.(1)	20,035	1,091,507
McDonald's Corp.(1)	5,670	669,854
		1,761,361
Household Durables — 1.3%
Lennar Corp., Class B(1)	68,994	2,772,179
Household Products — 0.7%
Procter & Gamble Co. (The)(1)	19,559	1,553,180
Industrial Conglomerates — 0.1%
Koninklijke Philips NV(1)	7,457	189,781
Insurance — 4.1%
ACE Ltd.(1)	6,580	768,873
Chubb Corp. (The)(1)	4,680	620,755
EMC Insurance Group, Inc.(1)	12,890	326,117
Marsh & McLennan Cos., Inc.(1)	33,172	1,839,387
MetLife, Inc.(1)	59,758	2,880,933
ProAssurance Corp.(1)	40,269	1,954,255
Reinsurance Group of America, Inc.(1)	8,034	687,309
		9,077,629
Internet and Catalog Retail — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A(1)(2)	16,640	504,858
Leisure Products — 0.1%
Arctic Cat, Inc.(1)	16,367	268,091
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)(2)	5,522	743,151
Machinery — 2.2%
Caterpillar, Inc.(1)	38,742	2,632,907
Parker-Hannifin Corp.(1)	10,991	1,065,907
Pentair plc(1)	5,500	272,415

Stanley Black & Decker, Inc.(1)	7,070	754,581
		4,725,810
Media — 0.6%
Discovery Communications, Inc., Class C(1)(2)	53,450	1,348,009
Multi-Utilities — 1.7%
Ameren Corp.(1)	32,330	1,397,626
PG&E Corp.(1)	43,736	2,326,318
		3,723,944
Multiline Retail — 0.4%
Dollar General Corp.(1)	11,490	825,786
Oil, Gas and Consumable Fuels — 2.5%
Anadarko Petroleum Corp.(1)	4,360	211,809
Devon Energy Corp.(1)	4,860	155,520
EQT Corp.(1)	15,783	822,768
EQT Midstream Partners LP(1)	6,320	476,907
Imperial Oil Ltd.(1)	31,377	1,020,380
Occidental Petroleum Corp.(1)	39,993	2,703,927
		5,391,311
Pharmaceuticals — 0.5%
Merck & Co., Inc.(1)	1,603	84,670
Pfizer, Inc.(1)	33,728	1,088,740
		1,173,410
Real Estate Investment Trusts (REITs) — 0.3%
Piedmont Office Realty Trust, Inc., Class A(1)	33,991	641,750
Road and Rail — 0.8%
Heartland Express, Inc.(1)	45,980	782,580
Union Pacific Corp.	12,410	970,462
		1,753,042
Semiconductors and Semiconductor Equipment — 1.1%
Applied Materials, Inc.(1)	63,500	1,185,545
KLA-Tencor Corp.(1)	5,160	357,846
Maxim Integrated Products, Inc.(1)	21,250	807,500
		2,350,891
Software — 1.9%
Microsoft Corp.(1)	50,770	2,816,719
Oracle Corp.(1)	30,090	1,099,188
VMware, Inc., Class A(1)(2)	3,630	205,349
		4,121,256
Specialty Retail — 2.0%
Advance Auto Parts, Inc.(1)	8,136	1,224,549
Bed Bath & Beyond, Inc.(1)(2)	26,850	1,295,513
CST Brands, Inc.(1)	23,081	903,390
Lowe's Cos., Inc.(1)	13,450	1,022,738
		4,446,190
Technology Hardware, Storage and Peripherals — 0.1%
EMC Corp.(1)	12,530	321,770
Thrifts and Mortgage Finance — 1.3%
Capitol Federal Financial, Inc.(1)	232,123	2,915,465
Trading Companies and Distributors — 0.6%
Rush Enterprises, Inc., Class B(1)(2)	60,494	1,324,819
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.(1)	6,779	175,508
TOTAL COMMON STOCKS (Cost $120,481,278)		124,431,134

CONVERTIBLE BONDS — 10.1%
Capital Markets — 2.2%
Janus Capital Group, Inc., 0.75%, 7/15/18	3,503,000	4,866,981
Semiconductors and Semiconductor Equipment — 7.9%
Intel Corp., 2.95%, 12/15/35(1)	7,377,000	9,456,392
Microchip Technology, Inc., 1.625%, 2/15/25(3)	7,825,000	7,815,218
		17,271,610
TOTAL CONVERTIBLE BONDS (Cost $22,537,128)		22,138,591
EXCHANGE-TRADED FUNDS — 4.6%
iShares Russell 1000 Value ETF(1)	98,442	9,633,534
iShares Silver Trust(1)(2)	30,369	400,567
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,591,949)		10,034,101
CONVERTIBLE PREFERRED STOCKS — 1.9%
Food Products — 1.0%
Tyson Foods, Inc., 4.75%, 7/15/17(1)	34,677	2,104,200
Pharmaceuticals — 0.9%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	2,056	2,091,689
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,860,954)		4,195,889
CORPORATE BONDS — 0.7%
Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3) (Cost $1,502,665)	1,650,000	1,600,500
TEMPORARY CASH INVESTMENTS — 18.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $40,058,063), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $39,269,349)		39,269,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,415,803	1,415,803
TOTAL TEMPORARY CASH INVESTMENTS (Cost $40,684,803)		40,684,803
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 92.7% (Cost $198,658,777)		203,085,018
SECURITIES SOLD SHORT — (73.4)%
COMMON STOCKS SOLD SHORT — (57.6)%
Aerospace and Defense — (4.5)%
General Dynamics Corp.	(2,820)	(387,355)
HEICO Corp.	(107,549)	(5,846,364)
Honeywell International, Inc.	(17,610)	(1,823,868)
Lockheed Martin Corp.	(3,054)	(663,176)
Northrop Grumman Corp.	(5,990)	(1,130,972)
		(9,851,735)
Air Freight and Logistics — (0.2)%
FedEx Corp.	(2,690)	(400,783)
Airlines — (0.4)%
Southwest Airlines Co.	(22,990)	(989,949)
Automobiles — (0.5)%
General Motors Co.	(5,990)	(203,720)
Tesla Motors, Inc.	(2,290)	(549,623)
Volkswagen AG ADR	(14,990)	(464,315)
		(1,217,658)
Banks — (3.5)%
Bank of Montreal	(29,480)	(1,663,262)
JPMorgan Chase & Co.	(48,784)	(3,221,207)
People's United Financial, Inc.	(180,051)	(2,907,824)
		(7,792,293)

Beverages — (4.0)%
Brown-Forman Corp., Class A	(67,890)	(7,475,368)
Coca-Cola Co. (The)	(30,968)	(1,330,385)
		(8,805,753)
Biotechnology — (0.5)%
AbbVie, Inc.	(18,139)	(1,074,554)
Capital Markets — (2.2)%
Janus Capital Group, Inc.	(341,540)	(4,812,299)
Chemicals — (0.3)%
Praxair, Inc.	(6,200)	(634,880)
Commercial Services and Supplies — (0.7)%
Cintas Corp.	(12,900)	(1,174,545)
Waste Management, Inc.	(8,976)	(479,049)
		(1,653,594)
Diversified Financial Services — (1.2)%
Berkshire Hathaway, Inc., Class B	(19,834)	(2,618,881)
Diversified Telecommunication Services — (0.4)%
AT&T, Inc.	(28,264)	(972,564)
Electric Utilities — (3.4)%
American Electric Power Co., Inc.	(39,640)	(2,309,823)
Duke Energy Corp.	(37,558)	(2,681,266)
Southern Co. (The)	(53,260)	(2,492,035)
		(7,483,124)
Energy Equipment and Services — (1.8)%
Halliburton Co.	(78,370)	(2,667,715)
National Oilwell Varco, Inc.	(35,402)	(1,185,613)
		(3,853,328)
Food and Staples Retailing — (0.4)%
Kroger Co. (The)	(21,850)	(913,986)
Food Products — (2.3)%
Kraft Heinz Co. (The)	(39,581)	(2,879,914)
Tyson Foods, Inc., Class A	(39,561)	(2,109,788)
		(4,989,702)
Health Care Equipment and Supplies — (3.5)%
Becton Dickinson and Co.	(19,700)	(3,035,573)
St Jude Medical, Inc.	(25,390)	(1,568,340)
Stryker Corp.	(31,990)	(2,973,151)
		(7,577,064)
Health Care Providers and Services — (0.4)%
AmerisourceBergen Corp.	(1,570)	(162,825)
Express Scripts Holding Co.	(2,220)	(194,050)
Laboratory Corp. of America Holdings	(3,999)	(494,436)
		(851,311)
Hotels, Restaurants and Leisure — (0.8)%
Chipotle Mexican Grill, Inc.	(1,420)	(681,387)
Royal Caribbean Cruises Ltd.	(10,745)	(1,087,501)
		(1,768,888)
Household Durables — (1.3)%
Lennar Corp., Class A	(56,450)	(2,760,970)
Household Products — (0.7)%
Kimberly-Clark Corp.	(12,197)	(1,552,678)
Industrial Conglomerates — (1.6)%
General Electric Co.	(109,930)	(3,424,320)

Insurance — (2.9)%
American International Group, Inc.	(12,540)	(777,104)
Aon plc	(19,990)	(1,843,278)
Prudential Financial, Inc.	(35,403)	(2,882,158)
Travelers Cos., Inc. (The)	(8,350)	(942,381)
		(6,444,921)
Internet and Catalog Retail — (0.2)%
TripAdvisor, Inc.	(5,810)	(495,302)
IT Services — (0.5)%
International Business Machines Corp.	(8,020)	(1,103,712)
Life Sciences Tools and Services — (0.3)%
Thermo Fisher Scientific, Inc.	(5,290)	(750,386)
Machinery — (1.5)%
Deere & Co.	(34,490)	(2,630,552)
Snap-on, Inc.	(4,370)	(749,149)
		(3,379,701)
Media — (1.2)%
Discovery Communications, Inc., Class A	(50,350)	(1,343,338)
Walt Disney Co. (The)	(11,790)	(1,238,893)
		(2,582,231)
Multiline Retail — (1.6)%
Dollar Tree, Inc.	(10,680)	(824,710)
Macy's, Inc.	(36,840)	(1,288,663)
Nordstrom, Inc.	(28,550)	(1,422,075)
		(3,535,448)
Oil, Gas and Consumable Fuels — (1.7)%
Exxon Mobil Corp.	(43,930)	(3,424,344)
Valero Energy Corp.	(3,900)	(275,769)
		(3,700,113)
Pharmaceuticals — (1.7)%
Sanofi ADR	(2,100)	(89,565)
Valeant Pharmaceuticals International, Inc.	(34,820)	(3,539,453)
		(3,629,018)
Real Estate Investment Trusts (REITs) — (0.3)%
Boston Properties, Inc.	(4,990)	(636,425)
Road and Rail — (0.4)%
Werner Enterprises, Inc.	(33,913)	(793,225)
Semiconductors and Semiconductor Equipment — (8.2)%
Intel Corp.	(269,900)	(9,298,055)
Lam Research Corp.	(14,990)	(1,190,506)
Microchip Technology, Inc.	(159,980)	(7,445,469)
		(17,934,030)
Specialty Retail — (0.5)%
Home Depot, Inc. (The)	(7,690)	(1,017,003)
Technology Hardware, Storage and Peripherals — (1.3)%
Apple, Inc.	(11,000)	(1,157,860)
HP, Inc.	(142,080)	(1,682,227)
		(2,840,087)
Trading Companies and Distributors — (0.6)%
Rush Enterprises, Inc., Class A	(59,446)	(1,301,273)
Wireless Telecommunication Services — (0.1)%
United States Cellular Corp.	(4,484)	(182,992)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $127,730,246)		(126,326,181)

EXCHANGE-TRADED FUNDS SOLD SHORT — (15.8)%
Alerian MLP ETF	(41,220)	(496,701)
Consumer Discretionary Select Sector SPDR Fund	(48,720)	(3,807,468)
Industrial Select Sector SPDR Fund	(158,084)	(8,380,033)
iShares Russell 1000 Growth ETF	(96,920)	(9,641,602)
iShares U.S. Oil & Gas Exploration & Production ETF	(22,550)	(1,193,121)
SPDR Gold Shares	(3,830)	(388,592)
Technology Select Sector SPDR Fund	(43,540)	(1,864,818)
Utilities Select Sector SPDR Fund	(202,480)	(8,763,334)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $34,983,104)		(34,535,669)
TOTAL SECURITIES SOLD SHORT — (73.4)% (Proceeds $162,713,350)		(160,861,850)
OTHER ASSETS AND LIABILITIES(4) — 80.7%		176,991,251
TOTAL NET ASSETS — 100.0%		$219,214,419

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	989,731	JPY	119,587,190	Credit Suisse AG	1/29/16	(5,722)
USD	38,374	JPY	4,618,106	Credit Suisse AG	1/29/16	(67)
						(5,789)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $115,722,885.

(2)	Non-income producing.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $9,415,718, which represented 4.3% of total net assets.

(4)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	124,431,134	—	—
Convertible Bonds	—	22,138,591	—
Exchange-Traded Funds	10,034,101	—	—
Convertible Preferred Stocks	—	4,195,889	—
Corporate Bonds	—	1,600,500	—
Temporary Cash Investments	1,415,803	39,269,000	—
	135,881,038	67,203,980	—
Liabilities
Securities Sold Short
Common Stocks	126,326,181	—	—
Exchange-Traded Funds	34,535,669	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,789	—
	160,861,850	5,789	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$201,788,467
Gross tax appreciation of investments	$4,371,646
Gross tax depreciation of investments	(3,075,095)
Net tax appreciation (depreciation) of investments	1,296,551
Net tax appreciation (depreciation) on securities sold short	(2,035,351)
Net tax appreciation (depreciation)	$(738,800)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2015

Equity Income - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 69.6%
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	498,418	47,962,764
Banks — 4.3%
Commerce Bancshares, Inc.	1,865,472	79,357,179
JPMorgan Chase & Co.	871,597	57,551,550
PNC Financial Services Group, Inc. (The)	1,989,212	189,591,796
SunTrust Banks, Inc.	999,230	42,807,013
		369,307,538
Beverages — 2.8%
PepsiCo, Inc.	2,389,299	238,738,756
Capital Markets — 1.3%
AllianceBernstein Holding LP	1,428,178	34,062,045
Northern Trust Corp.	1,066,940	76,915,705
		110,977,750
Chemicals — 1.6%
Air Products & Chemicals, Inc.	738,637	96,104,060
Potash Corp. of Saskatchewan, Inc.	2,358,985	40,385,823
		136,489,883
Commercial Services and Supplies — 3.5%
ADT Corp. (The)	460,824	15,197,976
Republic Services, Inc.	3,789,061	166,680,793
Tyco International plc	2,694,904	85,940,489
Waste Management, Inc.	724,700	38,677,239
		306,496,497
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,995,591	54,190,274
Containers and Packaging — 0.1%
Bemis Co., Inc.	186,300	8,325,747
Distributors — 2.1%
Genuine Parts Co.	2,074,200	178,153,038
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.	154,231	3,880,452
Verizon Communications, Inc.	2,982,037	137,829,750
		141,710,202
Electric Utilities — 2.8%
Edison International	1,822,699	107,922,008
Westar Energy, Inc.	3,115,737	132,138,406
		240,060,414
Electrical Equipment — 0.6%
Eaton Corp. plc	413,852	21,536,858
Rockwell Automation, Inc.	298,400	30,618,824
		52,155,682
Energy Equipment and Services — 1.6%
Schlumberger Ltd.	1,993,200	139,025,700
Food and Staples Retailing — 5.2%
Sysco Corp.	5,999,381	245,974,621
Wal-Mart Stores, Inc.	3,288,683	201,596,268
		447,570,889

Food Products — 2.9%
Campbell Soup Co.	793,868	41,717,763
General Mills, Inc.	2,198,966	126,792,380
Mead Johnson Nutrition Co.	1,050,471	82,934,685
		251,444,828
Gas Utilities — 3.2%
Atmos Energy Corp.	211,400	13,326,656
ONE Gas, Inc.(1)	3,643,093	182,773,976
WGL Holdings, Inc.	1,205,521	75,935,768
		272,036,400
Health Care Equipment and Supplies — 1.0%
Medtronic plc	1,141,400	87,796,488
Health Care Providers and Services — 1.5%
Quest Diagnostics, Inc.	1,764,658	125,537,770
Hotels, Restaurants and Leisure — 0.5%
McDonald's Corp.	352,863	41,687,235
Household Durables — 0.5%
Tupperware Brands Corp.	348,000	19,366,200
Whirlpool Corp.	164,700	24,189,489
		43,555,689
Household Products — 2.7%
Procter & Gamble Co. (The)	2,986,559	237,162,650
Industrial Conglomerates — 0.8%
3M Co.	50,100	7,547,064
General Electric Co.	1,840,995	57,346,994
		64,894,058
Insurance — 2.1%
Marsh & McLennan Cos., Inc.	2,681,905	148,711,632
MetLife, Inc.	645,229	31,106,490
		179,818,122
Leisure Products — 0.1%
Mattel, Inc.	450,900	12,250,953
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	283,000	11,832,230
Machinery — 0.4%
Caterpillar, Inc.	155,500	10,567,780
Stanley Black & Decker, Inc.	228,737	24,413,100
		34,980,880
Multi-Utilities — 1.7%
PG&E Corp.	2,698,637	143,540,502
Oil, Gas and Consumable Fuels — 10.4%
Chevron Corp.	798,616	71,843,495
Exxon Mobil Corp.	4,139,378	322,664,515
Imperial Oil Ltd.	1,586,700	51,693,601
Occidental Petroleum Corp.	2,199,077	148,679,596
Spectra Energy Partners LP	2,720,283	129,757,499
TOTAL SA	3,899,537	173,669,154
		898,307,860
Pharmaceuticals — 7.2%
Johnson & Johnson	2,643,821	271,573,293
Merck & Co., Inc.	2,581,401	136,349,601
Pfizer, Inc.	6,700,370	216,287,944
		624,210,838

Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	1,860,600	55,780,788
Road and Rail — 0.4%
Union Pacific Corp.	436,000	34,095,200
Semiconductors and Semiconductor Equipment — 1.2%
Applied Materials, Inc.	5,498,203	102,651,450
Software — 1.9%
Microsoft Corp.	2,594,536	143,944,857
Oracle Corp.	599,200	21,888,776
		165,833,633
Thrifts and Mortgage Finance — 1.7%
Capitol Federal Financial, Inc.(1)	11,988,879	150,580,320
TOTAL COMMON STOCKS (Cost $5,003,377,559)		6,009,163,028
CONVERTIBLE PREFERRED STOCKS — 10.4%
Banks — 8.8%
Bank of America Corp., 7.25%	362,369	396,167,157
Wells Fargo & Co., 7.50%	311,277	360,575,495
		756,742,652
Gas Utilities — 0.5%
Laclede Group, Inc. (The), 6.75%, 4/1/17	814,897	45,210,486
Pharmaceuticals — 0.8%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	69,911	71,124,543
Real Estate Investment Trusts (REITs) — 0.3%
Welltower Inc., 6.50%	360,352	21,949,040
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $857,296,714)		895,026,721
EXCHANGE-TRADED FUNDS — 6.2%
iShares Russell 1000 Value ETF	4,418,672	432,411,242
SPDR S&P 500 ETF Trust	492,200	100,354,658
TOTAL EXCHANGE-TRADED FUNDS (Cost $534,244,433)		532,765,900
CONVERTIBLE BONDS — 6.0%
Energy Equipment and Services — 0.1%
Goldman Sachs International, (convertible into Cameron International Corp.), 7.00%, 1/27/16(2)(3)	249,500	13,047,228
Health Care Equipment and Supplies — 0.3%
Credit Suisse AG, (convertible into Baxter International, Inc.), 3.25%, 4/15/16(2)(3)	449,500	16,042,655
Credit Suisse AG, (convertible into Zimmer Biomet Holdings, Inc.), 2.55%, 2/19/16(2)(3)	104,300	11,070,402
		27,113,057
Health Care Providers and Services — 0.1%
UBS AG, (convertible into Cigna Corp.), 1.45%, 1/26/16(2)(3)	69,900	10,579,365
Oil, Gas and Consumable Fuels — 0.1%
Goldman Sachs International, (convertible into EQT Corp.), 1.40%, 1/29/16(2)(3)	137,900	7,225,202
Semiconductors and Semiconductor Equipment — 4.7%
Intel Corp., 2.95%, 12/15/35	104,837,000	134,387,929
Microchip Technology, Inc., 1.625%, 2/15/25(2)	271,392,000	271,052,760
		405,440,689
Specialty Retail — 0.7%
Merrill Lynch International & Co. CV, (convertible into Advance Auto Parts, Inc.), 5.50%, 5/18/16(2)(3)	224,400	34,545,258
UBS AG, (convertible into Advance Auto Parts, Inc.), 3.60%, 5/19/16(2)(3)	166,300	25,127,099
		59,672,357
TOTAL CONVERTIBLE BONDS (Cost $504,997,443)		523,077,898

PREFERRED STOCKS — 4.9%
Banks — 0.9%
U.S. Bancorp, 6.00%	3,065,182	82,208,181
Diversified Financial Services — 1.9%
Citigroup, Inc., 5.95%	165,731,000	162,374,948
Industrial Conglomerates — 2.1%
General Electric Co., 4.10%	178,829,300	178,605,763
TOTAL PREFERRED STOCKS (Cost $404,921,800)		423,188,892
TEMPORARY CASH INVESTMENTS — 2.8%
Federal Farm Credit Bank Discount Notes, 0.03%, 1/4/16(4)	20,000,000	20,000,000
Federal Home Loan Bank Discount Notes, 0.03%, 1/4/16(4)	120,122,000	120,122,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.00%, 5/15/25 - 5/15/45, valued at $102,302,756), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $100,285,891)		100,285,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,592,598	3,592,598
TOTAL TEMPORARY CASH INVESTMENTS (Cost $243,999,248)		243,999,598
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,548,837,197)		8,627,222,037
OTHER ASSETS AND LIABILITIES — 0.1%		8,602,521
TOTAL NET ASSETS — 100.0%		$8,635,824,558

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	3,676,574	USD	2,659,370	JPMorgan Chase Bank N.A.	1/29/16	(2,176)
USD	77,015,454	CAD	107,382,648	JPMorgan Chase Bank N.A.	1/29/16	(593,912)
USD	135,682,593	EUR	123,759,593	UBS AG	1/29/16	1,106,909
USD	4,624,299	EUR	4,224,084	UBS AG	1/29/16	31,047
USD	3,796,854	EUR	3,477,514	UBS AG	1/29/16	15,419
						557,287

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $388,689,969, which represented 4.5% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $117,637,209, which represented 1.4% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,783,800,273	225,362,755	—
Convertible Preferred Stocks	—	895,026,721	—
Exchange-Traded Funds	532,765,900	—	—
Convertible Bonds	—	523,077,898	—
Preferred Stocks	—	244,583,129	—
Corporate Bonds	—	178,605,763	—
Temporary Cash Investments	3,592,598	240,407,000	—
	6,320,158,771	2,307,063,266	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,153,375	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	596,088	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value

Capitol Federal Financial, Inc.	$124,997,237	$24,168,014	—	—	$8,572,455	$150,580,320
ONE Gas, Inc.	155,480,715	2,076,160	—	—	3,247,404	182,773,976
	$280,477,952	$26,244,174	—	—	$11,819,859	$333,354,296

4. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,672,783,008
Gross tax appreciation of investments	$1,126,203,928
Gross tax depreciation of investments	(171,764,899)
Net tax appreciation (depreciation) of investments	$954,439,029

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
December 31, 2015

Large Company Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 5.9%
Honeywell International, Inc.	171,600	17,772,612
Huntington Ingalls Industries, Inc.	75,000	9,513,750
Raytheon Co.	38,000	4,732,140
United Technologies Corp.	165,400	15,889,978
		47,908,480
Auto Components — 2.5%
BorgWarner, Inc.	147,700	6,385,071
Delphi Automotive plc	155,600	13,339,588
		19,724,659
Automobiles — 1.4%
Ford Motor Co.	439,200	6,188,328
Harley-Davidson, Inc.	105,500	4,788,645
		10,976,973
Banks — 13.8%
Bank of America Corp.	1,178,300	19,830,789
JPMorgan Chase & Co.	453,100	29,918,193
KeyCorp	299,200	3,946,448
PNC Financial Services Group, Inc. (The)	124,200	11,837,502
U.S. Bancorp	401,200	17,119,204
Wells Fargo & Co.	527,100	28,653,156
		111,305,292
Biotechnology — 0.7%
Amgen, Inc.	34,700	5,632,851
Capital Markets — 5.3%
Ameriprise Financial, Inc.	105,500	11,227,310
BlackRock, Inc.	18,700	6,367,724
Goldman Sachs Group, Inc. (The)	57,700	10,399,271
Invesco Ltd.	450,800	15,092,784
		43,087,089
Chemicals — 1.7%
Dow Chemical Co. (The)	159,200	8,195,616
LyondellBasell Industries NV, Class A	61,500	5,344,350
		13,539,966
Communications Equipment — 2.7%
Cisco Systems, Inc.	812,700	22,068,869
Consumer Finance — 2.6%
Capital One Financial Corp.	139,100	10,040,238
Discover Financial Services	195,700	10,493,434
		20,533,672
Containers and Packaging — 0.7%
WestRock Co.	120,800	5,510,896
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	63,400	8,371,336
Electric Utilities — 2.1%
PPL Corp.	178,800	6,102,444
Westar Energy, Inc.	136,500	5,788,965
Xcel Energy, Inc.	143,200	5,142,312
		17,033,721

Energy Equipment and Services — 1.2%
Halliburton Co.	285,200	9,708,208
Food and Staples Retailing — 2.3%
CVS Health Corp.	131,800	12,886,086
Sysco Corp.	143,800	5,895,800
		18,781,886
Food Products — 0.6%
Hershey Co. (The)	54,900	4,900,923
Health Care Equipment and Supplies — 3.7%
Medtronic plc	226,600	17,430,072
Zimmer Biomet Holdings, Inc.	121,800	12,495,462
		29,925,534
Health Care Providers and Services — 4.0%
Anthem, Inc.	62,200	8,673,168
HCA Holdings, Inc.(1)	146,200	9,887,506
Laboratory Corp. of America Holdings(1)	61,800	7,640,952
McKesson Corp.	28,800	5,680,224
		31,881,850
Hotels, Restaurants and Leisure — 0.9%
Marriott International, Inc., Class A	110,100	7,381,104
Household Durables — 1.3%
Whirlpool Corp.	71,600	10,515,892
Insurance — 5.5%
ACE Ltd.	102,600	11,988,810
American International Group, Inc.	179,200	11,105,024
MetLife, Inc.	209,400	10,095,174
Principal Financial Group, Inc.	62,200	2,797,756
Prudential Financial, Inc.	104,200	8,482,922
		44,469,686
IT Services — 0.6%
VeriFone Systems, Inc.(1)	159,800	4,477,596
Machinery — 3.3%
Ingersoll-Rand plc	313,100	17,311,299
Stanley Black & Decker, Inc.	87,600	9,349,548
		26,660,847
Media — 2.3%
AMC Networks, Inc.(1)	93,700	6,997,516
Time Warner, Inc.	172,300	11,142,641
		18,140,157
Oil, Gas and Consumable Fuels — 12.3%
Apache Corp.	187,200	8,324,784
Chevron Corp.	233,000	20,960,680
Exxon Mobil Corp.	154,300	12,027,685
Imperial Oil Ltd.	407,200	13,266,297
Oasis Petroleum, Inc.(1)	306,600	2,259,642
Occidental Petroleum Corp.	160,900	10,878,449
TOTAL SA ADR	412,207	18,528,705
Valero Energy Corp.	181,200	12,812,652
		99,058,894
Pharmaceuticals — 7.3%
Allergan plc(1)	53,400	16,687,500
Johnson & Johnson	118,600	12,182,592
Merck & Co., Inc.	145,100	7,664,182

Pfizer, Inc.	550,500	17,770,140
Teva Pharmaceutical Industries Ltd. ADR	65,700	4,312,548
		58,616,962
Real Estate Investment Trusts (REITs) — 0.8%
Brixmor Property Group, Inc.	258,000	6,661,560
Road and Rail — 0.4%
Union Pacific Corp.	36,300	2,838,660
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	676,300	12,626,521
Microchip Technology, Inc.	184,700	8,595,938
NXP Semiconductors NV(1)	56,600	4,768,550
ON Semiconductor Corp.(1)	404,000	3,959,200
		29,950,209
Software — 3.8%
Electronic Arts, Inc.(1)	167,200	11,489,984
Oracle Corp.	523,800	19,134,414
		30,624,398
Specialty Retail — 1.4%
Lowe's Cos., Inc.	150,900	11,474,436
Technology Hardware, Storage and Peripherals — 1.0%
Western Digital Corp.	136,300	8,184,815
Tobacco — 2.0%
Altria Group, Inc.	74,400	4,330,824
Philip Morris International, Inc.	134,900	11,859,059
		16,189,883
TOTAL COMMON STOCKS (Cost $674,520,734)		796,137,304
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Value ETF (Cost $1,771,201)	17,500	1,712,550
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $676,291,935)		797,849,854
OTHER ASSETS AND LIABILITIES — 1.0%		8,448,491
TOTAL NET ASSETS — 100.0%		$806,298,345

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,874,408	CAD	12,373,586	JPMorgan Chase Bank N.A.	1/29/16	(68,436)
USD	423,285	CAD	587,182	JPMorgan Chase Bank N.A.	1/29/16	(1,094)
USD	13,818,221	EUR	12,603,956	UBS AG	1/29/16	112,730
USD	529,876	EUR	484,017	UBS AG	1/29/16	3,558
						46,758

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	782,871,007	13,266,297	—
Exchange-Traded Funds	1,712,550	—	—
	784,583,557	13,266,297	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	116,288	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	69,530	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$683,626,515
Gross tax appreciation of investments	$149,282,032
Gross tax depreciation of investments	(35,058,693)
Net tax appreciation (depreciation) of investments	$114,223,339

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2015

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 0.5%
Textron, Inc.	812,317	34,125,437
Automobiles — 1.3%
Honda Motor Co., Ltd. ADR	1,218,777	38,915,550
Thor Industries, Inc.	742,341	41,682,447
		80,597,997
Banks — 7.9%
Bank of Hawaii Corp.	740,549	46,580,532
BB&T Corp.	1,386,058	52,406,853
BOK Financial Corp.	550,350	32,905,426
Comerica, Inc.	783,861	32,788,906
Commerce Bancshares, Inc.	1,599,694	68,050,983
Cullen / Frost Bankers, Inc.	503,042	30,182,520
M&T Bank Corp.	599,948	72,701,699
PNC Financial Services Group, Inc. (The)	621,971	59,280,056
SunTrust Banks, Inc.	859,702	36,829,634
Westamerica Bancorporation(1)	1,515,578	70,853,271
		502,579,880
Capital Markets — 5.5%
Franklin Resources, Inc.	1,166,169	42,938,342
LPL Financial Holdings, Inc.	720,281	30,719,985
Northern Trust Corp.	2,627,547	189,419,863
State Street Corp.	742,940	49,301,498
T. Rowe Price Group, Inc.	524,791	37,517,309
		349,896,997
Chemicals — 0.4%
Mosaic Co. (The)	794,793	21,928,339
Commercial Services and Supplies — 5.6%
ADT Corp. (The)	1,510,774	49,825,326
Clean Harbors, Inc.(2)	1,241,038	51,689,233
Republic Services, Inc.	3,431,699	150,960,439
Tyco International plc	3,234,477	103,147,472
		355,622,470
Communications Equipment — 0.4%
Harris Corp.	276,874	24,060,351
Containers and Packaging — 2.0%
Bemis Co., Inc.	640,059	28,604,237
Sonoco Products Co.	1,356,380	55,435,250
WestRock Co.	905,124	41,291,757
		125,331,244
Diversified Financial Services — 0.5%
Markit Ltd.(2)	1,031,990	31,135,138
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	2,801,594	70,488,105
Electric Utilities — 5.0%
Edison International	1,598,832	94,666,843
Great Plains Energy, Inc.	1,872,332	51,133,387
Westar Energy, Inc.	2,153,291	91,321,071

Xcel Energy, Inc.	2,278,543	81,822,479
		318,943,780
Electrical Equipment — 1.8%
Emerson Electric Co.	1,657,111	79,259,619
Hubbell, Inc.	63,117	6,377,342
Rockwell Automation, Inc.	304,215	31,215,501
		116,852,462
Electronic Equipment, Instruments and Components — 2.0%
Keysight Technologies, Inc.(2)	2,289,067	64,849,268
TE Connectivity Ltd.	979,367	63,276,902
		128,126,170
Energy Equipment and Services — 3.3%
Cameron International Corp.(2)	1,634,710	103,313,672
FMC Technologies, Inc.(2)	1,825,445	52,956,160
Helmerich & Payne, Inc.	1,046,764	56,054,212
		212,324,044
Food and Staples Retailing — 3.1%
Sysco Corp.	4,851,182	198,898,462
Food Products — 5.0%
ConAgra Foods, Inc.	2,062,303	86,946,695
General Mills, Inc.	838,629	48,355,348
J.M. Smucker Co. (The)	515,439	63,574,246
Kellogg Co.	879,267	63,544,626
Mondelez International, Inc., Class A	1,198,724	53,750,784
		316,171,699
Gas Utilities — 1.8%
Atmos Energy Corp.	814,908	51,371,800
Laclede Group, Inc. (The)	1,072,475	63,715,740
		115,087,540
Health Care Equipment and Supplies — 5.1%
Baxter International, Inc.	2,494,499	95,165,137
Becton Dickinson and Co.	262,061	40,380,979
Boston Scientific Corp.(2)	3,696,977	68,172,256
Zimmer Biomet Holdings, Inc.	1,186,784	121,752,171
		325,470,543
Health Care Providers and Services — 2.9%
LifePoint Health, Inc.(2)	1,321,720	97,014,248
Quest Diagnostics, Inc.	1,206,791	85,851,112
		182,865,360
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	536,996	29,255,542
Household Durables — 1.1%
PulteGroup, Inc.	2,560,712	45,631,888
Toll Brothers, Inc.(2)	744,683	24,797,944
		70,429,832
Industrial Conglomerates — 1.0%
Koninklijke Philips NV	2,606,718	66,276,892
Insurance — 6.8%
ACE Ltd.	801,293	93,631,087
Aflac, Inc.	520,948	31,204,785
Allstate Corp. (The)	479,479	29,770,851
Brown & Brown, Inc.	1,392,446	44,697,517
MetLife, Inc.	684,186	32,984,607

ProAssurance Corp.	663,029	32,176,797
Reinsurance Group of America, Inc.	736,878	63,039,913
Torchmark Corp.	476,899	27,259,547
Travelers Cos., Inc. (The)	177,930	20,081,180
Unum Group	1,752,512	58,341,124
		433,187,408
Leisure Products — 0.7%
Mattel, Inc.	1,693,043	45,999,978
Machinery — 1.1%
Oshkosh Corp.	747,787	29,193,605
Parker-Hannifin Corp.	422,437	40,967,940
		70,161,545
Metals and Mining — 0.9%
Nucor Corp.	1,488,933	60,004,000
Multi-Utilities — 3.1%
Ameren Corp.	763,006	32,984,749
Consolidated Edison, Inc.	478,100	30,727,487
NorthWestern Corp.	627,307	34,031,405
PG&E Corp.	1,845,052	98,138,316
		195,881,957
Multiline Retail — 0.4%
Target Corp.	332,615	24,151,175
Oil, Gas and Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	848,124	41,201,864
Cimarex Energy Co.	590,886	52,813,391
Devon Energy Corp.	1,695,826	54,266,432
EQT Corp.	1,731,409	90,258,351
Imperial Oil Ltd.	3,572,427	116,387,229
Noble Energy, Inc.	2,724,582	89,720,485
Occidental Petroleum Corp.	1,223,682	82,733,140
		527,380,892
Real Estate Investment Trusts (REITs) — 5.0%
Boston Properties, Inc.	134,440	17,146,478
Corrections Corp. of America	2,490,520	65,973,875
Empire State Realty Trust, Inc.	1,433,023	25,894,726
Host Hotels & Resorts, Inc.	2,171,849	33,316,164
Piedmont Office Realty Trust, Inc., Class A	3,584,255	67,670,734
Weyerhaeuser Co.	3,492,773	104,713,334
		314,715,311
Road and Rail — 1.4%
CSX Corp.	754,408	19,576,888
Heartland Express, Inc.	4,121,650	70,150,483
		89,727,371
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	5,685,739	106,152,747
Lam Research Corp.	564,275	44,814,720
Maxim Integrated Products, Inc.	1,697,998	64,523,924
Microchip Technology, Inc.	1,369,288	63,726,664
Teradyne, Inc.	2,959,193	61,166,519
		340,384,574
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	432,042	65,026,641
CST Brands, Inc.	1,526,866	59,761,535

Lowe's Cos., Inc.	213,220	16,213,249
		141,001,425
Technology Hardware, Storage and Peripherals — 1.6%
SanDisk Corp.	975,270	74,110,767
Western Digital Corp.	485,952	29,181,418
		103,292,185
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp.	367,678	40,988,743
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	4,291,496	53,901,190
TOTAL COMMON STOCKS (Cost $5,693,391,959)		6,117,246,038
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Mid-Cap Value ETF (Cost $65,143,321)	921,653	63,299,128
TEMPORARY CASH INVESTMENTS — 2.6%
Federal Home Loan Bank Discount Notes, 0.03%, 1/4/16(3)	125,000,000	125,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $39,127,575), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $38,359,341)		38,359,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,365,865	1,365,865
TOTAL TEMPORARY CASH INVESTMENTS (Cost $164,724,552)		164,724,865
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $5,923,259,832)		6,345,270,031
OTHER ASSETS AND LIABILITIES — 0.2%		10,251,458
TOTAL NET ASSETS — 100.0%		$6,355,521,489

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	95,051,759	CAD	132,530,667	JPMorgan Chase Bank N.A.	1/29/16	(733,001)
USD	3,994,976	CAD	5,541,850	JPMorgan Chase Bank N.A.	1/29/16	(10,322)
USD	57,194,851	EUR	52,168,899	UBS AG	1/29/16	466,600
USD	23,443,050	JPY	2,832,576,811	Credit Suisse AG	1/29/16	(135,525)
						(412,248)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,934,581,917	182,664,121	—
Exchange-Traded Funds	63,299,128	—	—
Temporary Cash Investments	1,365,865	163,359,000	—
	5,999,246,910	346,023,121	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	466,600	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	878,848	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Westamerica Bancorporation	$49,253,783	$18,659,885	$2,044,370	$(92,230)	$1,593,548	$70,853,271

4. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,010,841,203
Gross tax appreciation of investments	$721,721,712
Gross tax depreciation of investments	(387,292,884)
Net tax appreciation (depreciation) of investments	$334,428,828

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
December 31, 2015

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 6.1%
Honeywell International, Inc.	342,800	35,503,796
Huntington Ingalls Industries, Inc.	146,100	18,532,785
Raytheon Co.	74,400	9,265,032
United Technologies Corp.	321,600	30,896,112
		94,197,725
Auto Components — 2.5%
BorgWarner, Inc.	287,900	12,445,917
Delphi Automotive plc	307,900	26,396,267
		38,842,184
Automobiles — 1.4%
Ford Motor Co.	888,400	12,517,556
Harley-Davidson, Inc.	210,100	9,536,439
		22,053,995
Banks — 14.0%
Bank of America Corp.	2,296,200	38,645,046
JPMorgan Chase & Co.	887,300	58,588,419
KeyCorp	583,400	7,695,046
PNC Financial Services Group, Inc. (The)	248,900	23,722,659
U.S. Bancorp	782,300	33,380,741
Wells Fargo & Co.	1,028,000	55,882,080
		217,913,991
Biotechnology — 0.7%
Amgen, Inc.	67,900	11,022,207
Capital Markets — 5.5%
Ameriprise Financial, Inc.	210,200	22,369,484
BlackRock, Inc.	36,500	12,428,980
Goldman Sachs Group, Inc. (The)	116,300	20,960,749
Invesco Ltd.	876,600	29,348,568
		85,107,781
Chemicals — 1.7%
Dow Chemical Co. (The)	313,600	16,144,128
LyondellBasell Industries NV, Class A	121,400	10,549,660
		26,693,788
Communications Equipment — 2.8%
Cisco Systems, Inc.	1,577,200	42,828,866
Consumer Finance — 2.6%
Capital One Financial Corp.	276,700	19,972,206
Discover Financial Services	381,600	20,461,392
		40,433,598
Containers and Packaging — 0.7%
WestRock Co.	231,800	10,574,716
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	123,300	16,280,532
Electric Utilities — 2.1%
PPL Corp.	344,700	11,764,611
Westar Energy, Inc.	265,400	11,255,614
Xcel Energy, Inc.	282,300	10,137,393
		33,157,618

Energy Equipment and Services — 1.2%
Halliburton Co.	562,500	19,147,500
Food and Staples Retailing — 2.5%
CVS Health Corp.	255,700	24,999,789
Sysco Corp.	319,100	13,083,100
		38,082,889
Food Products — 0.7%
Hershey Co. (The)	122,300	10,917,721
Health Care Equipment and Supplies — 3.8%
Medtronic plc	455,100	35,006,292
Zimmer Biomet Holdings, Inc.	238,600	24,477,974
		59,484,266
Health Care Providers and Services — 4.1%
Anthem, Inc.	123,600	17,234,784
HCA Holdings, Inc.(1)	284,700	19,254,261
Laboratory Corp. of America Holdings(1)	122,400	15,133,536
McKesson Corp.	59,000	11,636,570
		63,259,151
Hotels, Restaurants and Leisure — 0.9%
Marriott International, Inc., Class A	215,100	14,420,304
Household Durables — 1.4%
Whirlpool Corp.	144,200	21,178,654
Insurance — 5.6%
ACE Ltd.	200,400	23,416,740
American International Group, Inc.	345,900	21,435,423
MetLife, Inc.	416,500	20,079,465
Principal Financial Group, Inc.	126,900	5,707,962
Prudential Financial, Inc.	206,700	16,827,447
		87,467,037
IT Services — 0.6%
VeriFone Systems, Inc.(1)	309,900	8,683,398
Machinery — 3.4%
Ingersoll-Rand plc	617,500	34,141,575
Stanley Black & Decker, Inc.	170,700	18,218,811
		52,360,386
Media — 2.3%
AMC Networks, Inc.(1)	185,100	13,823,268
Time Warner, Inc.	345,400	22,337,018
		36,160,286
Oil, Gas and Consumable Fuels — 12.5%
Apache Corp.	357,300	15,889,131
Chevron Corp.	451,600	40,625,936
Exxon Mobil Corp.	304,400	23,727,980
Imperial Oil Ltd.	803,300	26,170,965
Oasis Petroleum, Inc.(1)	606,900	4,472,853
Occidental Petroleum Corp.	319,400	21,594,634
TOTAL SA ADR	825,439	37,103,483
Valero Energy Corp.	352,300	24,911,133
		194,496,115
Pharmaceuticals — 7.8%
Allergan plc(1)	105,600	33,000,000
Johnson & Johnson	249,400	25,618,368
Merck & Co., Inc.	324,100	17,118,962

Pfizer, Inc.	1,140,000	36,799,200
Teva Pharmaceutical Industries Ltd. ADR	125,700	8,250,948
		120,787,478
Real Estate Investment Trusts (REITs) — 0.9%
Brixmor Property Group, Inc.	518,300	13,382,506
Road and Rail — 0.3%
Union Pacific Corp.	69,900	5,466,180
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	1,314,500	24,541,715
Microchip Technology, Inc.	361,100	16,805,594
NXP Semiconductors NV(1)	109,800	9,250,650
ON Semiconductor Corp.(1)	783,700	7,680,260
		58,278,219
Software — 3.9%
Electronic Arts, Inc.(1)	325,600	22,375,232
Oracle Corp.	1,033,200	37,742,796
		60,118,028
Specialty Retail — 1.5%
Lowe's Cos., Inc.	300,900	22,880,436
Technology Hardware, Storage and Peripherals — 1.0%
Western Digital Corp.	266,400	15,997,320
TOTAL COMMON STOCKS (Cost $1,375,300,600)		1,541,674,875
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (Cost $4,430,268)	44,800	4,384,128
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $13,480,219), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $13,212,117)		13,212,000
State Street Institutional Liquid Reserves Fund, Premier Class	476,630	476,630
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,688,630)		13,688,630
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,393,419,498)		1,559,747,633
OTHER ASSETS AND LIABILITIES — (0.5)%		(7,282,266)
TOTAL NET ASSETS — 100.0%		$1,552,465,367

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,506,905	CAD	24,409,877	JPMorgan Chase Bank N.A.	1/29/16	(135,006)
USD	835,031	CAD	1,158,359	JPMorgan Chase Bank N.A.	1/29/16	(2,157)
USD	27,670,803	EUR	25,239,253	UBS AG	1/29/16	225,740
USD	1,061,069	EUR	969,238	UBS AG	1/29/16	7,124
						95,701

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,515,503,910	26,170,965	—
Exchange-Traded Funds	4,384,128	—	—
Temporary Cash Investments	476,630	13,212,000	—
	1,520,364,668	39,382,965	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	232,864	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	137,163	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,407,922,879
Gross tax appreciation of investments	$220,320,676
Gross tax depreciation of investments	(68,495,922)
Net tax appreciation (depreciation) of investments	$151,824,754

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2015

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Aerospace and Defense — 0.5%
Textron, Inc.	107,439	4,513,512
Automobiles — 1.3%
Honda Motor Co., Ltd. ADR	163,347	5,215,670
Thor Industries, Inc.	99,283	5,574,740
		10,790,410
Banks — 7.9%
Bank of Hawaii Corp.	97,940	6,160,426
BB&T Corp.	184,560	6,978,214
BOK Financial Corp.	73,761	4,410,170
Comerica, Inc.	105,105	4,396,542
Commerce Bancshares, Inc.	213,006	9,061,275
Cullen / Frost Bankers, Inc.	67,420	4,045,200
M&T Bank Corp.	79,886	9,680,585
PNC Financial Services Group, Inc. (The)	82,818	7,893,384
SunTrust Banks, Inc.	114,596	4,909,293
Westamerica Bancorporation	202,863	9,483,845
		67,018,934
Capital Markets — 5.6%
Franklin Resources, Inc.	155,443	5,723,411
LPL Financial Holdings, Inc.	96,341	4,108,944
Northern Trust Corp.	352,254	25,393,991
State Street Corp.	99,600	6,609,456
T. Rowe Price Group, Inc.	69,878	4,995,578
		46,831,380
Chemicals — 0.4%
Mosaic Co. (The)	106,359	2,934,445
Commercial Services and Supplies — 5.6%
ADT Corp. (The)	202,482	6,677,856
Clean Harbors, Inc.(1)	166,331	6,927,686
Republic Services, Inc.	459,931	20,232,365
Tyco International plc	432,837	13,803,172
		47,641,079
Communications Equipment — 0.4%
Harris Corp.	37,821	3,286,645
Containers and Packaging — 2.0%
Bemis Co., Inc.	85,328	3,813,308
Sonoco Products Co.	181,008	7,397,797
WestRock Co.	121,006	5,520,294
		16,731,399
Diversified Financial Services — 0.5%
Markit Ltd.(1)	137,176	4,138,600
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	374,537	9,423,351
Electric Utilities — 5.0%
Edison International	213,280	12,628,309
Great Plains Energy, Inc.	249,309	6,808,629
Westar Energy, Inc.	286,720	12,159,795

Xcel Energy, Inc.	303,398	10,895,022
		42,491,755
Electrical Equipment — 1.8%
Emerson Electric Co.	221,628	10,600,467
Hubbell, Inc.	7,608	768,713
Rockwell Automation, Inc.	40,236	4,128,616
		15,497,796
Electronic Equipment, Instruments and Components — 2.0%
Keysight Technologies, Inc.(1)	305,475	8,654,107
TE Connectivity Ltd.	130,407	8,425,596
		17,079,703
Energy Equipment and Services — 3.4%
Cameron International Corp.(1)	219,093	13,846,678
FMC Technologies, Inc.(1)	241,757	7,013,370
Helmerich & Payne, Inc.	139,998	7,496,893
		28,356,941
Food and Staples Retailing — 3.2%
Sysco Corp.	650,190	26,657,790
Food Products — 5.0%
ConAgra Foods, Inc.	275,679	11,622,627
General Mills, Inc.	110,929	6,396,166
J.M. Smucker Co. (The)	68,499	8,448,667
Kellogg Co.	117,502	8,491,869
Mondelez International, Inc., Class A	160,633	7,202,784
		42,162,113
Gas Utilities — 1.8%
Atmos Energy Corp.	109,218	6,885,103
Laclede Group, Inc. (The)	142,805	8,484,045
		15,369,148
Health Care Equipment and Supplies — 5.2%
Baxter International, Inc.	332,153	12,671,637
Becton Dickinson and Co.	34,885	5,375,430
Boston Scientific Corp.(1)	495,489	9,136,817
Zimmer Biomet Holdings, Inc.	159,103	16,322,377
		43,506,261
Health Care Providers and Services — 2.9%
LifePoint Health, Inc.(1)	176,928	12,986,515
Quest Diagnostics, Inc.	160,948	11,449,841
		24,436,356
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	73,188	3,987,282
Household Durables — 1.1%
PulteGroup, Inc.	339,711	6,053,650
Toll Brothers, Inc.(1)	97,530	3,247,749
		9,301,399
Industrial Conglomerates — 1.1%
Koninklijke Philips NV	349,462	8,885,217
Insurance — 6.9%
ACE Ltd.	106,696	12,467,428
Aflac, Inc.	69,820	4,182,218
Allstate Corp. (The)	64,108	3,980,466
Brown & Brown, Inc.	185,410	5,951,661
MetLife, Inc.	91,102	4,392,027

ProAssurance Corp.	88,285	4,284,471
Reinsurance Group of America, Inc.	98,760	8,448,918
Torchmark Corp.	63,917	3,653,496
Travelers Cos., Inc. (The)	23,790	2,684,939
Unum Group	233,355	7,768,388
		57,814,012
Leisure Products — 0.7%
Mattel, Inc.	226,251	6,147,240
Machinery — 1.1%
Oshkosh Corp.	100,217	3,912,472
Parker-Hannifin Corp.	56,474	5,476,848
		9,389,320
Metals and Mining — 1.0%
Nucor Corp.	199,555	8,042,066
Multi-Utilities — 3.1%
Ameren Corp.	102,123	4,414,777
Consolidated Edison, Inc.	64,078	4,118,293
NorthWestern Corp.	84,075	4,561,069
PG&E Corp.	246,785	13,126,494
		26,220,633
Multiline Retail — 0.4%
Target Corp.	43,779	3,178,793
Oil, Gas and Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	112,931	5,486,188
Cimarex Energy Co.	78,679	7,032,329
Devon Energy Corp.	225,807	7,225,824
EQT Corp.	230,545	12,018,311
Imperial Oil Ltd.	478,826	15,599,824
Noble Energy, Inc.	362,790	11,946,675
Occidental Petroleum Corp.	163,996	11,087,769
		70,396,920
Real Estate Investment Trusts (REITs) — 5.0%
Boston Properties, Inc.	17,613	2,246,362
Corrections Corp. of America	333,825	8,843,024
Empire State Realty Trust, Inc.	186,492	3,369,910
Host Hotels & Resorts, Inc.	289,657	4,443,338
Piedmont Office Realty Trust, Inc., Class A	477,259	9,010,650
Weyerhaeuser Co.	465,927	13,968,492
		41,881,776
Road and Rail — 1.4%
CSX Corp.	100,979	2,620,405
Heartland Express, Inc.	552,556	9,404,503
		12,024,908
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	758,758	14,166,012
Lam Research Corp.	75,469	5,993,748
Maxim Integrated Products, Inc.	226,096	8,591,648
Microchip Technology, Inc.	182,327	8,485,498
Teradyne, Inc.	396,715	8,200,099
		45,437,005
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	57,830	8,703,993
CST Brands, Inc.	204,509	8,004,482

Lowe's Cos., Inc.	29,161	2,217,403
		18,925,878
Technology Hardware, Storage and Peripherals — 1.6%
SanDisk Corp.	129,861	9,868,138
Western Digital Corp.	64,707	3,885,655
		13,753,793
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp.	48,958	5,457,838
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	574,010	7,209,566
TOTAL COMMON STOCKS (Cost $764,756,863)		816,921,264
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Mid-Cap Value ETF (Cost $8,808,833)	124,594	8,557,116
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $22,685,850), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $22,240,198)		22,240,000
State Street Institutional Liquid Reserves Fund, Premier Class	802,880	802,880
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,042,880)		23,042,880
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $796,608,576)		848,521,260
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,936,380)
TOTAL NET ASSETS — 100.0%		$843,584,880

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,671,564	CAD	17,667,961	JPMorgan Chase Bank N.A.	1/29/16	(97,718)
USD	604,398	CAD	838,424	JPMorgan Chase Bank N.A.	1/29/16	(1,561)
USD	7,667,660	EUR	6,993,870	UBS AG	1/29/16	62,553
USD	3,141,963	JPY	379,637,066	Credit Suisse AG	1/29/16	(18,164)
						(54,890)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	792,436,223	24,485,041	—
Exchange-Traded Funds	8,557,116	—	—
Temporary Cash Investments	802,880	22,240,000	—
	801,796,219	46,725,041	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	62,553	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	117,443	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$809,285,508
Gross tax appreciation of investments	$89,761,680
Gross tax depreciation of investments	(50,525,928)
Net tax appreciation (depreciation) of investments	$39,235,752

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2015

Small Cap Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.8%
Cubic Corp.	245,000	11,576,250
Auto Components — 0.8%
Stoneridge, Inc.(1)	202,000	2,989,600
Tower International, Inc.	310,000	8,856,700
		11,846,300
Banks — 17.2%
Bank of the Ozarks, Inc.	300,000	14,838,000
BankUnited, Inc.	695,000	25,061,700
Boston Private Financial Holdings, Inc.	1,150,000	13,041,000
Capital Bank Financial Corp., Class A	715,000	22,865,700
Cullen / Frost Bankers, Inc.	260,000	15,600,000
Eagle Bancorp, Inc.(1)	200,000	10,094,000
FCB Financial Holdings, Inc., Class A(1)	385,000	13,779,150
First Financial Bankshares, Inc.	535,000	16,140,950
First NBC Bank Holding Co.(1)	85,000	3,178,150
Home Bancshares, Inc.	350,000	14,182,000
LegacyTexas Financial Group, Inc.	745,000	18,639,900
ServisFirst Bancshares, Inc.	70,000	3,327,100
Southside Bancshares, Inc.	720,000	17,294,400
Texas Capital Bancshares, Inc.(1)	395,000	19,520,900
UMB Financial Corp.	660,000	30,723,000
Valley National Bancorp	575,000	5,663,750
		243,949,700
Building Products — 2.8%
Continental Building Products, Inc.(1)	685,000	11,960,100
CSW Industrials, Inc.(1)	315,000	11,866,050
NCI Building Systems, Inc.(1)	405,000	5,026,050
PGT, Inc.(1)	885,000	10,080,150
		38,932,350
Capital Markets — 0.7%
Ares Management LP	765,000	9,891,450
Chemicals — 2.9%
Innophos Holdings, Inc.	325,000	9,418,500
Innospec, Inc.	280,000	15,206,800
Minerals Technologies, Inc.	350,000	16,051,000
		40,676,300
Commercial Services and Supplies — 4.3%
Brink's Co. (The)	340,000	9,812,400
Clean Harbors, Inc.(1)	440,000	18,326,000
InnerWorkings, Inc.(1)	1,245,000	9,337,500
Multi-Color Corp.	389,940	23,322,311
		60,798,211
Communications Equipment — 0.4%
Polycom, Inc.(1)	395,000	4,973,050
Construction and Engineering — 0.1%
Great Lakes Dredge & Dock Corp.(1)	523,465	2,072,921

Containers and Packaging — 4.9%
Berry Plastics Group, Inc.(1)	660,000	23,878,800
Graphic Packaging Holding Co.	1,855,000	23,799,650
Multi Packaging Solutions International Ltd.(1)	1,225,000	21,253,750
		68,932,200
Diversified Financial Services — 0.9%
Compass Diversified Holdings	835,000	13,268,150
Electric Utilities — 0.8%
ALLETE, Inc.	140,000	7,116,200
El Paso Electric Co.	110,115	4,239,428
		11,355,628
Electrical Equipment — 0.7%
Babcock & Wilcox Enterprises, Inc.(1)	500,000	10,435,000
Electronic Equipment, Instruments and Components — 0.5%
Ingram Micro, Inc., Class A	255,000	7,746,900
Energy Equipment and Services — 1.9%
Dril-Quip, Inc.(1)	165,000	9,772,950
Forum Energy Technologies, Inc.(1)	820,000	10,217,200
Matrix Service Co.(1)	310,000	6,367,400
		26,357,550
Food and Staples Retailing — 0.7%
Fresh Market, Inc. (The)(1)	425,000	9,953,500
Food Products — 0.4%
Inventure Foods, Inc.(1)	835,000	5,928,500
Gas Utilities — 0.3%
South Jersey Industries, Inc.	160,000	3,763,200
Health Care Equipment and Supplies — 1.9%
Haemonetics Corp.(1)	475,000	15,314,000
Utah Medical Products, Inc.(2)	208,692	12,216,830
		27,530,830
Health Care Providers and Services — 3.2%
AMN Healthcare Services, Inc.(1)	475,000	14,748,750
Hanger, Inc.(1)	375,000	6,168,750
LifePoint Health, Inc.(1)	115,000	8,441,000
PharMerica Corp.(1)	255,000	8,925,000
Providence Service Corp. (The)(1)	150,000	7,038,000
		45,321,500
Hotels, Restaurants and Leisure — 3.3%
ClubCorp Holdings, Inc.	1,590,000	29,049,300
Peak Resorts, Inc.	428,710	2,576,547
Red Robin Gourmet Burgers, Inc.(1)	245,000	15,126,300
		46,752,147
Household Durables — 1.7%
Cavco Industries, Inc.(1)	100,000	8,331,000
Century Communities, Inc.(1)	615,000	10,891,650
Tupperware Brands Corp.	85,000	4,730,250
		23,952,900
Industrial Conglomerates — 0.7%
Raven Industries, Inc.	605,000	9,438,000
Insurance — 6.4%
Allied World Assurance Co. Holdings Ltd.	820,000	30,495,800
Atlas Financial Holdings, Inc.(1)	485,000	9,651,500
Endurance Specialty Holdings Ltd.	360,000	23,036,400

Infinity Property & Casualty Corp.	60,000	4,933,800
James River Group Holdings Ltd.	190,000	6,372,600
Validus Holdings Ltd.	345,000	15,970,050
		90,460,150
IT Services — 3.6%
EVERTEC, Inc.	1,560,000	26,114,400
VeriFone Systems, Inc.(1)	885,000	24,797,700
		50,912,100
Leisure Products — 1.0%
Malibu Boats, Inc.(1)	580,000	9,494,600
MCBC Holdings, Inc.(1)	330,000	4,521,000
		14,015,600
Machinery — 4.5%
Actuant Corp., Class A	295,000	7,068,200
Albany International Corp., Class A	265,000	9,685,750
Dynamic Materials Corp.	530,000	3,704,700
EnPro Industries, Inc.	245,000	10,740,800
Global Brass & Copper Holdings, Inc.	255,000	5,431,500
Graham Corp.(2)	540,000	9,082,800
Valmont Industries, Inc.	165,000	17,493,300
		63,207,050
Media — 3.1%
Entercom Communications Corp., Class A(1)	500,000	5,615,000
Entravision Communications Corp., Class A	3,090,861	23,830,539
Nexstar Broadcasting Group, Inc., Class A	190,000	11,153,000
Townsquare Media, Inc.(1)	276,195	3,303,292
		43,901,831
Metals and Mining — 0.9%
Compass Minerals International, Inc.	170,000	12,795,900
Oil, Gas and Consumable Fuels — 2.7%
Aegean Marine Petroleum Network, Inc.	555,000	4,639,800
Ardmore Shipping Corp.	765,000	9,730,800
Carrizo Oil & Gas, Inc.(1)	170,000	5,028,600
Delek US Holdings, Inc.	155,000	3,813,000
Euronav SA(1)	430,000	5,895,300
PDC Energy, Inc.(1)	65,000	3,469,700
Scorpio Tankers, Inc.	635,000	5,092,700
		37,669,900
Paper and Forest Products — 1.3%
KapStone Paper and Packaging Corp.	815,000	18,410,850
Professional Services — 1.4%
CDI Corp.	360,000	2,433,600
Kforce, Inc.	170,000	4,297,600
On Assignment, Inc.(1)	305,000	13,709,750
		20,440,950
Real Estate Investment Trusts (REITs) — 11.0%
Apollo Commercial Real Estate Finance, Inc.	240,000	4,135,200
Armada Hoffler Properties, Inc.	755,000	7,912,400
Blackstone Mortgage Trust, Inc., Class A	200,000	5,352,000
Campus Crest Communities, Inc.	1,130,000	7,684,000
CBL & Associates Properties, Inc.	260,000	3,216,200
Chatham Lodging Trust	320,000	6,553,600
DiamondRock Hospitality Co.	275,000	2,653,750

Easterly Government Properties, Inc.	252,985	4,346,282
EPR Properties	85,000	4,968,250
Hatteras Financial Corp.	360,000	4,734,000
Healthcare Realty Trust, Inc.	110,000	3,115,200
Kite Realty Group Trust	640,000	16,595,200
Lexington Realty Trust	1,035,000	8,280,000
Medical Properties Trust, Inc.	575,000	6,618,250
MFA Financial, Inc.	485,000	3,201,000
New Residential Investment Corp.	245,000	2,979,200
Outfront Media, Inc.	465,000	10,150,950
PennyMac Mortgage Investment Trust	340,000	5,188,400
Rexford Industrial Realty, Inc.	210,000	3,435,600
RLJ Lodging Trust	180,000	3,893,400
Rouse Properties, Inc.	475,000	6,916,000
Sabra Health Care REIT, Inc.	200,000	4,046,000
Summit Hotel Properties, Inc.	610,000	7,289,500
Sunstone Hotel Investors, Inc.	225,000	2,810,250
Two Harbors Investment Corp.	995,000	8,059,500
Urstadt Biddle Properties, Inc., Class A	395,000	7,599,800
Washington Real Estate Investment Trust	150,049	4,060,326
		155,794,258
Road and Rail — 0.3%
Marten Transport Ltd.	245,000	4,336,500
Semiconductors and Semiconductor Equipment — 3.4%
Cypress Semiconductor Corp.	1,465,000	14,371,650
Exar Corp.(1)	1,670,000	10,237,100
Kulicke & Soffa Industries, Inc.(1)	990,000	11,553,300
Semtech Corp.(1)	630,000	11,919,600
		48,081,650
Software — 3.5%
AVG Technologies NV(1)	375,000	7,518,750
BroadSoft, Inc.(1)	545,000	19,271,200
Mentor Graphics Corp.	1,225,000	22,564,500
		49,354,450
Specialty Retail — 1.7%
Destination Maternity Corp.	425,000	3,706,000
MarineMax, Inc.(1)	340,000	6,262,800
Penske Automotive Group, Inc.	320,000	13,548,800
		23,517,600
Technology Hardware, Storage and Peripherals — 0.7%
Silicon Graphics International Corp.(1)(2)	1,685,000	9,941,500
Textiles, Apparel and Luxury Goods — 0.6%
Culp, Inc.	355,000	9,041,850
Trading Companies and Distributors — 1.6%
DXP Enterprises, Inc.(1)	390,000	8,892,000
MSC Industrial Direct Co., Inc., Class A	255,000	14,348,850
		23,240,850
TOTAL COMMON STOCKS (Cost $1,356,149,121)		1,410,575,526

TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $13,390,781), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $13,125,117)		13,125,000
State Street Institutional Liquid Reserves Fund, Premier Class	457,840	457,840
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,582,840)		13,582,840
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,369,731,961)		1,424,158,366
OTHER ASSETS AND LIABILITIES — (0.6)%		(8,711,713)
TOTAL NET ASSETS — 100.0%		$1,415,446,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,756,187	EUR	3,426,115	UBS AG	1/29/16	30,643
USD	173,823	EUR	158,779	UBS AG	1/29/16	1,167
USD	349,332	EUR	318,605	UBS AG	1/29/16	2,883
USD	363,474	EUR	332,903	UBS AG	1/29/16	1,476
USD	337,802	EUR	310,823	UBS AG	1/29/16	(185)
						35,984

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,410,575,526	—	—
Temporary Cash Investments	457,840	13,125,000	—
	1,411,033,366	13,125,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	36,169	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	185	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value

Entravision Communications Corp., Class A(1)	$28,548,300	$3,705,464	$10,221,476	$5,733,909	$296,563	(1)
Graham Corp.	4,074,900	7,296,153	489,679	(98,580)	83,600	9,082,800
Silicon Graphics International Corp.(2)	13,773,650	6,269,250	9,319,572	(4,153,727)	—	9,941,500
Utah Medical Products, Inc.	12,931,855	—	398,836	27,886	162,565	12,216,830
	$59,328,705	$17,270,867	$20,429,563	$1,509,488	$542,728	$31,241,130

(1) Company was not an affiliate at December 31, 2015.
(2) Non-income producing.

4. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,395,391,848
Gross tax appreciation of investments	$142,313,232
Gross tax depreciation of investments	(113,546,714)
Net tax appreciation (depreciation) of investments	$28,766,518

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2015

Value - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 0.2%
Textron, Inc.	189,590	7,964,676
Automobiles — 1.1%
General Motors Co.	675,519	22,974,401
Honda Motor Co., Ltd.	484,300	15,517,717
		38,492,118
Banks — 13.0%
Bank of America Corp.	3,135,320	52,767,436
BB&T Corp.	627,560	23,728,044
BOK Financial Corp.	376,860	22,532,459
Comerica, Inc.	355,670	14,877,676
Commerce Bancshares, Inc.	376,145	16,001,208
Cullen / Frost Bankers, Inc.	349,636	20,978,160
JPMorgan Chase & Co.	1,466,181	96,811,932
M&T Bank Corp.	145,340	17,612,301
PNC Financial Services Group, Inc. (The)	437,503	41,698,411
U.S. Bancorp	1,366,552	58,310,774
Wells Fargo & Co.	1,562,848	84,956,417
		450,274,818
Beverages — 0.2%
PepsiCo, Inc.	69,320	6,926,454
Biotechnology — 0.4%
AbbVie, Inc.	236,170	13,990,711
Capital Markets — 3.8%
Franklin Resources, Inc.	506,450	18,647,489
Goldman Sachs Group, Inc. (The)	112,274	20,235,143
LPL Financial Holdings, Inc.	424,563	18,107,612
Northern Trust Corp.	756,157	54,511,358
State Street Corp.	318,485	21,134,665
		132,636,267
Commercial Services and Supplies — 2.9%
ADT Corp. (The)	924,512	30,490,406
Republic Services, Inc.	993,895	43,721,441
Tyco International plc	843,532	26,900,235
		101,112,082
Communications Equipment — 2.7%
Cisco Systems, Inc.	2,515,519	68,308,919
QUALCOMM, Inc.	477,930	23,889,331
		92,198,250
Containers and Packaging — 0.2%
Sonoco Products Co.	196,380	8,026,051
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	209	41,340,200
Berkshire Hathaway, Inc., Class B(1)	142,050	18,756,282
		60,096,482
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	2,024,620	69,667,174
CenturyLink, Inc.	898,139	22,597,177
		92,264,351

Electric Utilities — 2.2%
Edison International	380,703	22,541,425
Great Plains Energy, Inc.	989,804	27,031,547
Westar Energy, Inc.	631,454	26,779,964
		76,352,936
Electrical Equipment — 1.5%
Eaton Corp. plc	332,730	17,315,269
Emerson Electric Co.	720,140	34,444,296
		51,759,565
Electronic Equipment, Instruments and Components — 1.0%
Keysight Technologies, Inc.(1)	765,025	21,673,158
TE Connectivity Ltd.	201,612	13,026,152
		34,699,310
Energy Equipment and Services — 3.3%
FMC Technologies, Inc.(1)	482,820	14,006,608
Halliburton Co.	944,004	32,133,896
Helmerich & Payne, Inc.	502,770	26,923,334
Schlumberger Ltd.	572,740	39,948,615
		113,012,453
Food and Staples Retailing — 2.5%
Sysco Corp.	949,192	38,916,872
Wal-Mart Stores, Inc.	797,071	48,860,452
		87,777,324
Food Products — 2.1%
ConAgra Foods, Inc.	291,440	12,287,110
General Mills, Inc.	142,017	8,188,700
Kellogg Co.	361,176	26,102,190
Mondelez International, Inc., Class A	581,236	26,062,622
		72,640,622
Health Care Equipment and Supplies — 3.5%
Baxter International, Inc.	273,140	10,420,291
Becton Dickinson and Co.	66,458	10,240,513
Boston Scientific Corp.(1)	732,415	13,505,733
Medtronic plc	600,240	46,170,461
Zimmer Biomet Holdings, Inc.	377,272	38,704,334
		119,041,332
Health Care Providers and Services — 1.2%
Cigna Corp.	83,640	12,239,041
Express Scripts Holding Co.(1)	146,779	12,829,953
LifePoint Health, Inc.(1)	237,885	17,460,759
		42,529,753
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	194,813	10,613,412
International Speedway Corp., Class A	212,483	7,164,927
		17,778,339
Household Durables — 0.1%
Tupperware Brands Corp.	58,560	3,258,864
Household Products — 2.7%
Procter & Gamble Co. (The)	1,154,784	91,701,397
Industrial Conglomerates — 4.0%
General Electric Co.	3,707,184	115,478,782
Koninklijke Philips NV	906,514	23,048,496
		138,527,278

Insurance — 3.9%
ACE Ltd.	184,507	21,559,643
Aflac, Inc.	317,913	19,042,989
Brown & Brown, Inc.	190,258	6,107,282
Chubb Corp. (The)	173,644	23,032,140
MetLife, Inc.	627,808	30,266,624
Reinsurance Group of America, Inc.	207,803	17,777,546
Unum Group	522,590	17,397,021
		135,183,245
Leisure Products — 0.3%
Mattel, Inc.	344,832	9,369,085
Machinery — 0.2%
Oshkosh Corp.	166,459	6,498,559
Media — 0.2%
Discovery Communications, Inc., Class A(1)	264,243	7,050,003
Metals and Mining — 1.0%
BHP Billiton Ltd.	654,190	8,498,130
Newmont Mining Corp.	445,152	8,008,284
Nucor Corp.	408,630	16,467,789
		32,974,203
Multi-Utilities — 1.1%
Ameren Corp.	125,200	5,412,396
PG&E Corp.	585,436	31,139,341
		36,551,737
Multiline Retail — 0.6%
Target Corp.	282,854	20,538,029
Oil, Gas and Consumable Fuels — 16.3%
Anadarko Petroleum Corp.	708,770	34,432,047
Apache Corp.	587,285	26,116,564
Chevron Corp.	966,977	86,989,251
Cimarex Energy Co.	255,380	22,825,864
Devon Energy Corp.	1,324,795	42,393,440
EOG Resources, Inc.	269,080	19,048,173
EQT Corp.	713,890	37,215,086
Exxon Mobil Corp.	1,495,369	116,564,014
Imperial Oil Ltd.	842,066	27,433,935
Noble Energy, Inc.	935,250	30,797,782
Occidental Petroleum Corp.	866,473	58,582,239
Southwestern Energy Co.(1)	721,858	5,132,410
TOTAL SA	1,216,993	54,199,805
		561,730,610
Pharmaceuticals — 7.9%
Allergan plc(1)	64,680	20,212,500
Johnson & Johnson	858,719	88,207,616
Merck & Co., Inc.	1,304,787	68,918,849
Pfizer, Inc.	2,952,243	95,298,404
		272,637,369
Real Estate Investment Trusts (REITs) — 1.9%
Annaly Capital Management, Inc.	1,776,848	16,666,834
Capstead Mortgage Corp.	1,022,540	8,937,000
Corrections Corp. of America	809,349	21,439,655
Piedmont Office Realty Trust, Inc., Class A	318,965	6,022,059
Weyerhaeuser Co.	446,370	13,382,173
		66,447,721

Road and Rail — 0.8%
CSX Corp.	336,760	8,738,922
Heartland Express, Inc.	1,168,840	19,893,657
		28,632,579
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	1,347,984	25,166,861
Broadcom Corp., Class A	143,200	8,279,824
Intel Corp.	1,693,297	58,334,082
Teradyne, Inc.	231,354	4,782,087
		96,562,854
Software — 1.9%
Microsoft Corp.	634,272	35,189,411
Oracle Corp.	854,649	31,220,328
		66,409,739
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	149,250	22,463,617
CST Brands, Inc.	503,649	19,712,822
Lowe's Cos., Inc.	135,894	10,333,380
		52,509,819
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	106,350	11,194,401
EMC Corp.	1,888,893	48,506,772
Hewlett Packard Enterprise Co.	533,225	8,105,020
HP, Inc.	533,225	6,313,384
SanDisk Corp.	251,370	19,101,607
Western Digital Corp.	192,719	11,572,776
		104,793,960
Textiles, Apparel and Luxury Goods — 0.8%
Coach, Inc.	478,708	15,668,113
Ralph Lauren Corp.	109,190	12,172,501
		27,840,614
TOTAL COMMON STOCKS (Cost $2,996,496,051)		3,378,791,559
TEMPORARY CASH INVESTMENTS — 2.1%
Federal Home Loan Bank Discount Notes, 0.03%, 1/4/16(2)	25,000,000	25,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $48,346,650), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $47,394,421)		47,394,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,693,108	1,693,108
TOTAL TEMPORARY CASH INVESTMENTS (Cost $74,087,045)		74,087,108
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,070,583,096)		3,452,878,667
OTHER ASSETS AND LIABILITIES — 0.2%		5,580,940
TOTAL NET ASSETS — 100.0%		$3,458,459,607

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,993,824	AUD	8,350,735	Credit Suisse AG	1/29/16	(84,204)
USD	468,923	AUD	647,648	Credit Suisse AG	1/29/16	(2,463)
USD	19,495,713	CAD	27,182,873	JPMorgan Chase Bank N.A.	1/29/16	(150,343)
USD	609,076	CAD	844,268	JPMorgan Chase Bank N.A.	1/29/16	(1,108)
USD	760,764	CAD	1,055,335	JPMorgan Chase Bank N.A.	1/29/16	(1,966)
USD	58,038,129	EUR	52,938,075	UBS AG	1/29/16	473,479
USD	1,783,401	EUR	1,629,055	UBS AG	1/29/16	11,974
JPY	41,044,425	USD	339,722	Credit Suisse AG	1/29/16	1,935
USD	12,003,488	JPY	1,450,357,425	Credit Suisse AG	1/29/16	(69,392)
						177,912

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,250,093,476	128,698,083	—
Temporary Cash Investments	1,693,108	72,394,000	—
	3,251,786,584	201,092,083	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	487,388	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	309,476	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,129,276,869
Gross tax appreciation of investments	$534,373,846
Gross tax depreciation of investments	(210,772,048)
Net tax appreciation (depreciation) of investments	$323,601,798

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2016